Costs of revenues (Tables)	12 Months Ended
Dec. 31, 2025
Costs of revenues.
Schedule of costs of revenues

	Years ended December 31,
(In thousands)	2023	2024	2025
Bandwidth costs	112,522	101,632	142,827
Revenue-sharing costs	67,302	26,797	57,282
Payment handling charges	8,494	12,741	18,025
Cost of inventories sold	5,911	4,162	918
Impairment loss on intangible assets	—	—	2,515
Service fees	868	1,885	5,425
Depreciation and amortization	793	2,127	3,225
Other costs	4,759	6,223	12,669
Total	200,649	155,567	242,886